Investments	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments
3.  Investments

a. Spectrum Strategic’s investments in affiliated underlying funds

Effective December 1, 2011, Spectrum Strategic invested a portion of its assets in MB Master Fund L.P. (“MB Master Fund”) and PGR Master Fund L.P. (“PGR Master Fund”).  Spectrum Strategic’s investment in MB Master Fund represents approximately 9.8% and 7.9%, and investment in PGR Master Fund represents approximately 14.8% and 6.3%, respectively, of the net asset value of Spectrum Strategic as of December 31, 2014, and 2013, respectively.

Effective January 1, 2008, Spectrum Strategic invested a portion of its assets in BHM I, LLC.  Spectrum Strategic’s investment in BHM I, LLC represents approximately 79.1% and 88.7% of the net asset value of Spectrum Strategic at December 31, 2014, and 2013, respectively.

Summarized information for Spectrum Strategic’s investment in BHM I, LLC, PGR Master Fund and MB Master Fund, as of December 31, 2014 and 2013, is as follows:

December 31, 2014

Investment	% of Spectrum Strategic Net Assets	Fair Value	Partnership’s pro rata Net Income	Investment Objective	Management Fees	Incentive Fees	Administrative Fees
	%	$	$		$	$	$

BHM I, LLC	79.1	28,236,607	1,881,303	Commodity Portfolio	n/a	n/a	n/a
PGR Master Fund	14.8	5,291,425	1,226,334	Commodity Portfolio	n/a	n/a	n/a
MB Master Fund	9.8	3,502,992	68,634	Commodity Portfolio	n/a	n/a	n/a

December 31, 2013

Investment	% of Spectrum Strategic Net Assets	Fair Value	Partnership’s pro rata Net Income	Investment Objective	Management Fees	Incentive Fees	Administrative Fees
	%	$	$		$	$	$

BHM I, LLC	88.7	46,985,018	1,541,390	Commodity Portfolio	n/a	n/a	n/a
MB Master Fund	7.9	4,183,031	239,381	Commodity Portfolio	n/a	n/a	n/a
PGR Master Fund	6.3	3,327,454	1,098,551	Commodity Portfolio	n/a	n/a	n/a

Spectrum Strategic does not directly pay PGR Master Fund and MB Master Fund and, prior to March 1, 2014, BHM I, LLC, for its pro rata portion of management or incentive fees.  Such fees are directly paid by Spectrum Strategic to the respective parties.

Effective March 1, 2014, Spectrum Strategic directly pays BHM I, LLC for its pro rata portion of incentive, management and administrative fees.

For BHM I, LLC, PGR Master Fund and MB Master Fund, contributions and withdrawals are permitted on a monthly basis.

As of December 31, 2014 and 2013, there have been no suspended redemptions, “lock up” periods or gate provisions imposed before a withdrawal can be made by Spectrum Strategic.

The tables below represent summarized Income Statement information for BHM I, LLC, PGR Master Fund and MB Master Fund for the years ended December 31, 2014, 2013 and 2012, respectively, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	−	(6,707,413)	11,593,435	4,886,022
PGR Master Fund	1,816	(92,435)	2,790,730	2,698,295
MB Master Fund	41,225	(4,655,303)	7,309,353	2,654,050

December 31, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	2,258	(6,908,153)	10,136,795	3,228,642
PGR Master Fund	12,279	(134,731)	8,544,764	8,410,033
MB Master Fund	92,224	(5,087,972)	14,221,096	9,133,124

December 31, 2012	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

BHM I, LLC	(48,368)	(8,182,509)	(9,518,219)	(17,700,728)
PGR Master Fund	26,436	(126,749)	(8,963,355)	(9,090,104)
MB Master Fund	30,442	(691,180)	(261,679)	(952,859)

b. Spectrum Technical’s investment in Blackwater Master Fund

On December 1, 2011, Spectrum Technical invested a portion of its assets in Blackwater Master Fund L.P. (“Blackwater Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware. Blackwater Master Fund was formed to permit accounts managed now or in the future by Blackwater using the Global Program, a proprietary, systematic trading program, to invest together in one trading vehicle. The General Partner is also the general partner for Blackwater Master Fund. Individual and pooled accounts currently managed by Blackwater, including Spectrum Technical, are permitted to be limited partners of Blackwater Master Fund. The General Partner and Blackwater believe that trading through this structure should promote efficiency and economy in the trading process.

Summarized information reflecting the total assets, liabilities and capital of Blackwater Master Fund as of December 31, 2014 and 2013 is shown in the following tables.

	December 31, 2014
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$24,973,305	$43,208	$24,930,097

	December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$63,936,601	$610,828	$63,325,773

Summarized information for Spectrum Technical’s investment in, and the operations of, Blackwater Master Fund as of December 31, 2014 and 2013, is as follows:

December 31, 2014	% of Spectrum Technical Net Assets	Fair Value	Partnership’s pro rata Net Loss	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	15.5	16,901,955	(138,777)	Commodity Portfolio	Monthly

December 31, 2013	% of Spectrum Technical Net Assets	Fair Value	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	24.9	33,548,272	459,654	Commodity Portfolio	Monthly

Blackwater Master Fund does not pay any management or incentive fees related to Spectrum Technical’s investment in the fund.  These fees are accrued and paid by Spectrum Technical.  Spectrum Technical reimburses Blackwater Master Fund for all brokerage related fees borne by Blackwater Master Fund on behalf of Spectrum Technical’s investment.

On December 31, 2014 and 2013, Spectrum Technical owned approximately 67.8% and 53.0%, respectively, of Blackwater Master Fund. It is Spectrum Technical’s intention to continue to invest in Blackwater Master Fund. The performance of Spectrum Technical is directly affected by the performance of Blackwater Master Fund.

The tables below represent summarized income statement information for Blackwater Master Fund for the years ended December 31, 2014, 2013 and 2012 respectively, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

Blackwater Master Fund	7,048	(72,105)	(545,462)	(617,567)

December 31, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

Blackwater Master Fund	28,776	(89,483)	886,883	797,400

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

Blackwater Master Fund	48,607	(110,152)	(8,076,139)	(8,186,291)

c.  Spectrum Currency’s investments in KR Master Fund and Cambridge Master Fund

On November 1, 2012, the assets allocated to Cambridge for trading were invested in the Cambridge Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  Cambridge Master Fund was formed to permit accounts managed now and in the future by Cambridge using Cambridge Asian Markets Alpha Programme and, from October 1, 2013, Cambridge Emerging Markets Alpha Programme, to invest together in one trading vehicle.  The General Partner is also the general partner of Cambridge Master Fund.  Individual and pooled accounts currently managed by Cambridge, including Spectrum Currency, are permitted to be limited partners of Cambridge Master Fund.  The General Partner and Cambridge believe that trading through this structure should provide efficiency and economy in the trading process.

On January 1, 2012, the assets allocated to Krom River for trading were invested in the KR Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  KR Master Fund was formed in order to permit commodity pools managed now or in the future by Krom River using the Commodity Program at 150% Leverage, a fundamental and technical trading system, to invest together in one trading vehicle.  The General Partner is also the general partner of KR Master Fund.  Individual and pooled accounts currently managed by Krom River, including Spectrum Currency, are permitted to be limited partners of KR Master Fund.  The General Partner and Krom River believe that trading through this structure should promote efficiency and economy in the trading process.

On January 1, 2012, the assets allocated to Flintlock for trading were invested in FL Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  FL Master Fund was formed to permit accounts managed now or in the future by Flintlock using the 2x Flintlock Commodity Opportunities Partners, LP, a proprietary, systematic trading program, to invest together in one trading vehicle.  The General Partner was also the general partner for FL Master Fund.  Individual and pooled accounts managed by Flintlock, including Spectrum Currency, were permitted to be limited partners of FL Master Fund.  The General Partner and Flintlock believed that trading through this structure promoted efficiency and economy in the trading process.  Spectrum Currency fully redeemed its investment in FL Master Fund as of October 10, 2012.

Summarized information for Spectrum Currency, reflecting the total assets, liabilities and capital of KR Master Fund and Cambridge Master Fund as of December 31, 2014 and 2013, is shown in the following tables.

	December 31, 2014
	Total Assets	Total Liabilities	Total Capital
KR Master Fund
Cambridge Master Fund	$12,415,386	$12,415,386	–
	39,046,641	48,456	38,998,185
	$51,462,027	$12,463,842	$38,998,185

	December 31, 2013
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$44,043,845	$1,456,785	$42,587,060
Cambridge Master Fund	37,549,964	28,580	37,521,384
	$81,593,809	$1,485,365	$80,108,444

Summarized information for Spectrum Currency’s investment in KR Master Fund and Cambridge Master Fund for the period ended December 31, 2014 and 2013, is as follows:

For the year ended December 31, 2014 Investment	% of Spectrum Currency Net Assets	Fair Value	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$
Cambridge Master Fund	89.3	12,289,754	2,777,719	Commodity Portfolio	Monthly

KR Master Fund	–	–	156,509	Commodity Portfolio	Monthly

For the year ended December 31, 2013 Investment	% of Spectrum Currency Net Assets	Fair Value	Partnership’s pro rata Net Income/(Loss)	Investment Objective	Redemption Permitted
	%	$	$
Cambridge Master Fund	62.9	11,299,138	1,148,720	Commodity Portfolio	Monthly

KR Master Fund	40.6	7,290,317	(575,477)	Commodity Portfolio	Monthly

Cambridge Master Fund and KR Master Fund do not pay any management or incentive fees related to Spectrum Currency’s investments.  These fees are accrued and paid by Spectrum Currency.  Spectrum Currency reimburses Cambridge Master Fund and KR Master Fund for all brokerage related fees borne by Cambridge Master Fund and KR Master Fund on behalf of Spectrum Currency’s  investments.

As of December 31, 2014 and 2013, Spectrum Currency owned approximately 31.51% and 0%, and 30.11% and 17.11% of Cambridge Master Fund and KR Master Fund, respectively. It is Spectrum Currency’s intention to continue to invest in Cambridge Master Fund.  The performance of Spectrum Currency is directly affected by the performance of Cambridge Master Fund and prior to termination on December 31, 2014, KR Master Fund.

The tables below represent summarized Income Statement information for Cambridge Master Fund and KR Master Fund for the year ended December 31, 2014, 2013 and 2012, to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$
Cambridge Master Fund	6,641	(154,743)	9,610,031	9,455,288

KR Master Fund	3,785	(159,030)	893,723	734,693

December 31, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
Cambridge Master Fund	9,306	(66,302)	3,166,855	3,100,553
KR Master Fund	25,093	(281,565)	(5,175,049)	(5,456,614)

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
KR Master Fund	59,059	(462,208)	(4,542,592)	(5,004,800)
Cambridge Master Fund	2,095	(16,586)	539,604	523,018